PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
Depreciation expense of Continuing Operations	$ 24,050	$ 14,328	$ 2,253
Depreciation expense of discontinued Operations	0	734	4,075
Provision for impairment from continuing operations	34,390	22,486
Mining machines
PROPERTY AND EQUIPMENT, NET
Provision for impairment from continuing operations	$ 35,224
Data center
PROPERTY AND EQUIPMENT, NET
Provision for impairment from continuing operations		$ 22,392	$ 0